Fair Value Measurements - Key assumptions (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 $ / shares
Measurement Input, Fair Value of Stock [Member]
Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments
Warrants measurement input	30.8	12.4
Measurement Input, Discount for Lack of Marketability [Member]
Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments
Warrants measurement input	0.0
Measurement Input, Discount for Lack of Marketability [Member] | Minimum
Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments
Warrants measurement input		29.0
Measurement Input, Discount for Lack of Marketability [Member] | Maximum
Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments
Warrants measurement input		34.0
Expected term (years) | Minimum
Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments
Warrants measurement input	3.4	4.4
Expected term (years) | Maximum
Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments
Warrants measurement input	8.8	9.8
Expected volatility | Minimum
Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments
Warrants measurement input	40.4	39.9
Expected volatility | Maximum
Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments
Warrants measurement input	44.3	41.8
Risk-free interest rate | Minimum
Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments
Warrants measurement input	1.0	0.3
Risk-free interest rate | Maximum
Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments
Warrants measurement input	1.5	0.9
Expected dividend yield
Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments
Warrants measurement input	0.0	0.0
Fair value of common stock | Minimum
Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments
Warrants measurement input	5.0	1.5
Fair value of common stock | Maximum
Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments
Warrants measurement input	22.0	1.9